Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivables	¥ 436,890		¥ 225,353
Less: allowance for credit losses	(2,585)		(1,996)	¥ (1,396)	¥ (931)
Total accounts receivable, net	¥ 434,305	$ 60,627	¥ 223,357